Offerings	Dec. 23, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 46,254,930
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,387.81
Offering Note

(1)	Consists of the sum of: (i) 2,124,077 PubCo common stock to be issued to SPAC public shareholders in exchange for their SPAC ordinary shares, par value $0.0001 per share; (ii) 235,500 PubCo common stock to be issued to the Sponsor in exchange for their SPAC private placement shares; (iii) 1,725,000 PubCo common stock to be issued to the Sponsor in exchange for their Sponsor founder shares; (iv) 69,000 PubCo common stock to be issued to D.Boral in exchange for their representative shares; (v) 424,816 PubCo common stock to be issued to SPAC public shareholders upon conversion of their rights; and (vi) 47,100 PubCo common stock to be issued to the Sponsor upon conversion of their private rights.
(2)	Represents the 6,033,474 PubCo common stock to be issued to Vesicor shareholders as merger consideration in connection with the Business Combination.
(3)	exercise of 966,526 warrants held by Vesicor Shareholders immediately prior to the effective time of the Merger.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 15,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note

(1)	Consists of the sum of: (i) 2,124,077 PubCo common stock to be issued to SPAC public shareholders in exchange for their SPAC ordinary shares, par value $0.0001 per share; (ii) 235,500 PubCo common stock to be issued to the Sponsor in exchange for their SPAC private placement shares; (iii) 1,725,000 PubCo common stock to be issued to the Sponsor in exchange for their Sponsor founder shares; (iv) 69,000 PubCo common stock to be issued to D.Boral in exchange for their representative shares; (v) 424,816 PubCo common stock to be issued to SPAC public shareholders upon conversion of their rights; and (vi) 47,100 PubCo common stock to be issued to the Sponsor upon conversion of their private rights.
(2)	Represents the 6,033,474 PubCo common stock to be issued to Vesicor shareholders as merger consideration in connection with the Business Combination.
(3)	exercise of 966,526 warrants held by Vesicor Shareholders immediately prior to the effective time of the Merger.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note

(1)	Consists of the sum of: (i) 2,124,077 PubCo common stock to be issued to SPAC public shareholders in exchange for their SPAC ordinary shares, par value $0.0001 per share; (ii) 235,500 PubCo common stock to be issued to the Sponsor in exchange for their SPAC private placement shares; (iii) 1,725,000 PubCo common stock to be issued to the Sponsor in exchange for their Sponsor founder shares; (iv) 69,000 PubCo common stock to be issued to D.Boral in exchange for their representative shares; (v) 424,816 PubCo common stock to be issued to SPAC public shareholders upon conversion of their rights; and (vi) 47,100 PubCo common stock to be issued to the Sponsor upon conversion of their private rights.
(2)	Represents the 6,033,474 PubCo common stock to be issued to Vesicor shareholders as merger consideration in connection with the Business Combination.
(3)	exercise of 966,526 warrants held by Vesicor Shareholders immediately prior to the effective time of the Merger.